Other Liabilities - Schedule of detailed information about sensitivity analysis for actuarial assumptions (Detail) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increased Actuarial Assumption Percentage	7.39%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	R$ 81,091
Decreased Actuarial Assumption Percentage	7.39%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	R$ 122,270
Medical inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increased Actuarial Assumption Percentage	7.17%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	R$ 121,259
Decreased Actuarial Assumption Percentage	7.17%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	R$ 81,493